Schedule of Significant Digital Assets Holdings (Details)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 16, 2025 USD ($)
Crypto Asset, Holding [Line Items]
Crypto asset cost	$ 493,260,000	$ 466,796,700
Crypto asset fair value	$ 313,378,000	$ 441,791,316
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Quantity	5,355	5,000.47
Crypto asset cost	$ 493,260,000	$ 466,796,700
Crypto asset fair value	$ 313,378,000	$ 441,791,316
Quantity	5,355	5,000